Legg Mason Wood Walker, Incorporated
111 South Calvert Street
Baltimore, Maryland 21203-1476

December 19, 1997

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Attn:  Filing Desk, Stop 1-4

Re:  Legg Mason Unit Investment Trust, Series 7 (the "Trust")

Ladies/Gentlemen:

     Pursuant to the requirements of Rule 497(j) of the General Rules and Regulations of the Securities Act of 1933, as amended, the form of prospectus which would have been filed pursuant to Rule 497(b) of the General Rules and Regulations of the Securities Act of 1933, as amended, would not have differed from that contained in Amendment No. 1 to the Registration Statement for the above referenced Trust, the most recent amendment filed electronically with the Securities and Exchange Commission on December 18, 1997.


                                   Very truly yours,

                                   Legg Mason Wood Walker, Incorporated

                                   /s/ Kathi D. Bair
                                   By: Kathi D. Bair